Other Current and Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current and Non-current Assets
Schedule of other current and non current assets

Other current and non-current assets consisted of the following (in thousands):

	2023	2022
Straight-lining of revenue	$36,495	$22,007
Marketable securities	$86,029	—
Claims receivable	12,026	15,169
Vessel held for sale	—	3,297
Other current assets	7,623	7,332
Total current assets	$142,173	$47,805

Straight-lining of revenue	$63,382	$83,873
Other non-current assets	9,245	6,050
Total non-current assets	$72,627	$89,923

Summary of gains/losses on available-for-sale debt securities

Gain/(loss)
on available for
sale securities
Balance as of January 1, 2021	$(11,591)
Gain on available for sale securities	20,803
Reclassification to interest income	(9,212)
Balance as of December 31, 2021	—